Other Long-term Liabilities (Schedule of Other Long-Term Liabilities) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Other Long Term Liabilities [Abstract]
Warrants Liability	€ 329		€ 2,196
Other liabilities	1,626		1,665
Liabilities for employees benefits	66		44
Other long-term liabilities	€ 2,021	$ 2,155	€ 3,905